Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2018
Other Borrowed Funds
Schedule of other borrowed funds
	December 31,
	2018	2017
	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term
Balance at year end	$268,975	$945,225
Rate on balance outstanding at year end	2.70%	1.44%
Average daily balance	$621,357	$839,858
Average rate	1.97%	1.23%
Maximum amount outstanding at any month end	$1,007,100	$1,043,250
Federal Home Loan Bank advances—long-term(1)
Balance at year end	$436,690	$250,000
Rate on balance outstanding at year end	1.73%	1.26%
Average daily balance	$302,373	$51,644
Average rate	1.71%	1.26%
Maximum amount outstanding at any month end	$436,700	$250,000

Long-term advances at December 31, 2018 consisted of both amortizing and non-amortizing advances.  The non-amortizing advances mature in the following increments:  $75,000,000 in July 2028, $100,000,000 in March 2033 and $250,000,000 in August 2033 and are callable by the FHLB on an annual basis.  Two amortizing advances are outstanding at December 31, 2018 in the amounts of $3,200,000 and $8,490,000 and mature in December 2033 and November 2033, respectively.  The amortization on the amortizing long-term advances totals approximately $179,000 per year for each of the next five years.  Long-term advances outstanding at December 31, 2017 mature in the following increments:  $100,000,000 in November 2027 and $150,000,000 in December 2027 and are callable by the FHLB on a quarterly basis.